Line of Credit and Notes Payable - Line of credit amendment (Details) - USD ($)			3 Months Ended	9 Months Ended
	Nov. 01, 2023	Nov. 29, 2021	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Line of Credit and Notes Payable
Outstanding balance, promissory note			$ 1,939,783	$ 1,939,783	$ 220,000
Line of credit issued November 29, 2021 (Face Value: $500,000)
Line of Credit and Notes Payable
Principal balance of promissory note		$ 500,000
Basis spread on the variable rate (in %)	3.00%	1.25%		8.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember
Outstanding balance, promissory note			456,097	$ 456,097
Total interest expense			10,823	11,697
Accrued interest			$ 40,191	$ 40,191